NATURE OF BUSINESS	3 Months Ended
Sep. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF BUSINESS

NOTE 1 – NATURE OF BUSINESS

Star Alliance International Corp. (“the Company”, “we”, “us”) was originally incorporated with the name Asteriko Corp. in the State of Nevada on April 17, 2014 under the laws of the state of Nevada. The primary purpose of the Company is to acquire and develop gold mining as well as certain other mining properties worldwide, finding patented new mining technologies and proprietary technology outside the mining industry.